SUBORDINATED LIABILITIES - Schedule of Subordinated Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subordinated liabilities [abstract]
£325m Sterling preference shares, notional amount	£ 325	£ 325
£325m Sterling preference shares	343	343
Undated subordinated liabilities	205	205
Dated subordinated liabilities	1,484	1,837
Subordinated liabilities	£ 2,032	£ 2,385